Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Reconciliation of Unrecognized Tax Benefits
Unrecognized tax benefits — beginning of year	$ 12.2	$ 7.2	$ 3.2
Additions for tax positions of the current year	1.5	1.9	2.2
Additions for tax positions taken in prior years	0.6	4.6	2.3
Settlements with tax authorities/statute lapses	(2.8)	(1.5)	(0.5)
Unrecognized tax benefits — end of year	$ 11.5	$ 12.2	$ 7.2